RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Right-of-Use Assets	$ 208,828	$ 279,361
Gross carrying amount [member] | Office Leases [Member]
IfrsStatementLineItems [Line Items]
Right-of-Use Assets, Beginning	304,438
Additions		301,440
Foreign exchange adjustment	8,277	2,998
Right-of-Use Assets, Ending	312,715	304,438
Accumulated depreciation and amortisation [member] | Office Leases [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange adjustment	2,291	(11)
Right-of-Use Assets, Beginning	25,077
Charge for the year	76,519	25,088
Right-of-Use Assets, Ending	$ 103,887	$ 25,077